UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Azentus Capital Management Limited
Address: Suite 1108, 11th Floor, ICBC Tower
         3 Garden Road
         Central, Hong Kong

13F File Number:  028-14768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roger Denby-Jones
Title:     Chief Operating Officer
Phone:     (852) 2281-6678

Signature, Place, and Date of Signing:

 /s/  Roger Denby-Jones     Hong Kong     May 08, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $328,510 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100    15846    26430 SH       SOLE                    26430        0        0
CHENIERE ENERGY INC            COM NEW          16411R208    16772  1119600 SH       SOLE                  1119600        0        0
CITIGROUP INC                  COM NEW          172967424    49911  1365550 SH       SOLE                  1365550        0        0
CREE INC                       COM              225447101    20376   644200 SH       SOLE                   644200        0        0
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107    17322   679014 SH       SOLE                   679014        0        0
MELCO CROWN ENTMT LTD          ADR              585464100     5129   376000 SH  PUT  SOLE                   376000        0        0
MELCO CROWN ENTMT LTD          ADR              585464100     5129   376000 SH  CALL SOLE                   376000        0        0
MELCO CROWN ENTMT LTD          ADR              585464100    13826  1013618 SH       SOLE                  1013618        0        0
SINA CORP                      ORD              G81477104    10400   160000 SH  PUT  SOLE                   160000        0        0
SINA CORP                      ORD              G81477104    24245   373000 SH  CALL SOLE                   373000        0        0
SINA CORP                      ORD              G81477104    26641   409855 SH       SOLE                   409855        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    40809   290000 SH  PUT  SOLE                   290000        0        0
UNIVERSAL DISPLAY CORP         COM              91347P105     4384   120000 SH  PUT  SOLE                   120000        0        0
UNIVERSAL DISPLAY CORP         COM              91347P105    41684  1141100 SH       SOLE                  1141100        0        0
VISTEON CORP                   COM NEW          92839U206    36036   679931 SH       SOLE                   679931        0        0